Note 10 Segmented Information	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Note 10 Segmented Information

For the Nine months year-to-date period ended September 30, 2011 September 30, 2010 the details of identifiable revenues by geographic segments are as follows:

	September 30, 2011	September 30, 2010

Asia	$ 0	$ 22,050
Middle East	7,000	7,000

Total Revenues per Quarter Period	$ 7,000	$ 29,050